PGIM Quant Solutions Large-Cap Core Fund Expense Example, No Redemption - PGIM Quant Solutions Large-Cap Core Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 618
Expense Example, No Redemption, 3 Years	778
Expense Example, No Redemption, 5 Years	952
Expense Example, No Redemption, 10 Years	1,456
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	498
Expense Example, No Redemption, 5 Years	873
Expense Example, No Redemption, 10 Years	1,697
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	164
Expense Example, No Redemption, 5 Years	288
Expense Example, No Redemption, 10 Years	650
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	121
Expense Example, No Redemption, 5 Years	215
Expense Example, No Redemption, 10 Years	$ 489